Financial Liabilities - Other Financial Liabilities (Details) $ / shares in Units, € in Thousands, $ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2024 $ / shares	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 $ / shares
Financial Liabilities
Non-current debt with GIC (sovereign wealth fund in Singapore)		€ 759,554	€ 760,080
Non-current preferential loans		5,966	5,613
Other non-current financial liabilities		48,549	44,686
Total other non-current financial liabilities		814,069	810,379
Current debt with GIC (sovereign wealth fund in Singapore)		81,384	84,539
Current preferential loans		1,536	1,392
Other current financial liabilities		32,646	37,475
Total other current financial liabilities		115,566	123,406		€ 800,939
Repayment obligation arising supply contract		€ 3,400
Accumulated number of shares redeemed | shares		1
Other financial liabilities		€ 929,635	933,784
Within one year
Financial Liabilities
Other financial liabilities		115,566	123,405
Later than one year and not later than two years [member]
Financial Liabilities
Other financial liabilities		52,268	51,645
Later than two years and not later than three years [member]
Financial Liabilities
Other financial liabilities		48,478	51,211
Later than three years and not later than four years [member]
Financial Liabilities
Other financial liabilities		48,060	51,016
Later than four years and not later than five years [member]
Financial Liabilities
Other financial liabilities		47,848	95,262
Later than five years [member]
Financial Liabilities
Other financial liabilities		617,415	561,245
Unsecured long-term loan
Financial Liabilities
Other non-current financial liabilities		€ 44,300	€ 44,300
GIC
Financial Liabilities
Annual dividends payable under loan agreement | $ / shares	$ 4,168,000
Number of shares redeemable annually under loan agreement | shares		1
Redemption Price Per Share | $ / shares						$ 52,105,000
Preferential liquidation per share | $ / shares				$ 52,105,000
Accumulated number of shares redeemed | shares			2
Accrued interest included in loan amount		€ 34,230	€ 34,385
Value of share redemption right included in loan amount		€ 47,154	€ 50,154
GIC | Biomat USA Group
Financial Liabilities
Value of ordinary shares exchanged for liability | $	$ 990
Number of class B ordinary shares exchanged | shares	10
Redemption Price Per Share | $ / shares				$ 52,105,263.16
GIC | Biomat Newco, Corp.
Financial Liabilities
Number of class B ordinary shares exchanged | shares	9